Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair values
Plan assets	€ 263,607	€ 259,832
Equity investments
Fair values
Index funds		73,272
Fixed income investments
Fair values
Government securities		190
Corporate bonds		171,860
Other bonds		6,668
U.S. treasury money market funds	60,741	3,619
Other types of investments
Fair values
Cash, money market and mutual funds	73	4,223
Annuity buy-in contract	202,793
Level 1
Fair values
Plan assets	60,814	13,294
Level 1 | Equity investments
Fair values
Index funds		9,570
Level 1 | Fixed income investments
Fair values
Government securities		19
U.S. treasury money market funds	60,741	3,619
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	73	86
Level 2
Fair values
Plan assets		240,201
Level 2 | Equity investments
Fair values
Index funds		63,702
Level 2 | Fixed income investments
Fair values
Government securities		171
Corporate bonds		171,860
Other bonds		331
Level 2 | Other types of investments
Fair values
Cash, money market and mutual funds		4,137
Level 3
Fair values
Plan assets	202,793	6,337
Level 3 | Fixed income investments
Fair values
Other bonds		€ 6,337
Level 3 | Other types of investments
Fair values
Annuity buy-in contract	€ 202,793